28. Other operating expenses, net (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OtherOperatingExpensesNetLineItems [Line Items]
Sale lease	R$ 190	R$ 45
Net gain on disposal of fixed assets	R$ 187	R$ 68
Interest rate	9.41%	10.73%	12.61%
Costs related to expenses	R$ 37,504	R$ 21,225	R$ 19,046
Sendas [member]
OtherOperatingExpensesNetLineItems [Line Items]
Sale lease	R$ 513
Interest rate	50.00%
Costs related to expenses	R$ 60